Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currencies	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of June 30, 2023	As of December 31, 2022

Period-end RMB: US$1 exchange rate	7.2258	6.9646
Period-end HK$: US$1 exchange rate	7.8373	7.7967
	For the six months ended June 30,
	2023	2022

Period-average RMB: US$1 exchange rate	6.9291	6.4835
Period-average HK$: US$1 exchange rate	7.8387	7.8269

Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation	Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value.
	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%

Schedule of Disaggregated Information of Revenues by Services	Disaggregated information of revenues by services:
	For the six months ended June 30
	2023	2022
	In thousands of USD
Revenues:
Financial and taxation solution services	$12,162	$12,187
Education support services	2,193	2,366
Software and maintenance services	1,571	1,597
Total	$15,926	$16,150